Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2018	2017
Balance at beginning of year	$180,000	$70,000
Liabilities accrued for warranties issued during the year	266,258	238,093
Warranty claims paid during the period	(219,190)	(171,523)
Changes in liability for pre-existing warranties during the year	(47,068)	43,430
Balance at end of year	$180,000	$180,000